Impairment of Exploration and Evaluation and Oil and Gas Properties - Summary of Nominal Brent Oil Prices (Parenthetical) (Detail) - 2022 Real Terms [member] - bbl	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
2024 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil		65
Prices of barrel per crude oil escalation percentage annually		2.00%
2025 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	70	70
Prices of barrel per crude oil escalation percentage annually	2.00%	2.00%
2026 [member]
Disclosure nominal brent oil prices explanatory [line items]
Nominal price per barrel of crude oil	70
Prices of barrel per crude oil escalation percentage annually	2.00%